Other Long-Term Liabilities	12 Months Ended
Dec. 31, 2020
Other Liabilities Disclosure [Abstract]
Other Long-Term Liabilities
18.	OTHER LONG-TERM LIABILITIES
Other long-term liabilities consist of:

	2020	2019

Long-term portion of income taxes payable	$199	$234
Deferred revenue	52	74
Asset retirement obligation	39	34
Long-term portion of fair value of hedges [note 21]	5	8
Other	37	21

	$332	$371